Information Concerning the Group's Consolidated Operations - Disclosure of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in deferred tax liability (asset) [Abstract]
Credits and net operating loss carryforwards	$ 51,640	$ 41,985	$ 37,719
Pension commitments	548	193	164
Leases	(12)	(54)	(126)
Impairment of assets	10	14	16
Other	604	894	284
Valuation allowance on deferred tax assets	(52,790)	(43,032)	(38,057)
Total	$ 0	$ 0	$ 0